Accounts Payable and Accrued Expenses (Details Narrative) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 782,732	$ 794,057	$ 854,990
Accounts payable	555,960	556,653	524,273
Accrued salaries and related payroll taxes payable	$ 226,722	237,404	330,717
Accrued liabilities		$ 22,026	$ 58,124